COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
Mar. 31, 2026 USD ($)
Notes and other explanatory information [abstract]
Annual license maintenance fee	$ 15,000
Annual license maintenance fee, therafter	$ 10,000